UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

24140 E. Greystone Lane Woodway, WA (Address of principal executive offices)	98020 (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

24140 E. Greystone Lane

Woodway, WA 98020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

		Schedule of Investments
	June 30, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
508,178	Bodisen Biotech Inc. * (China)	$ 148,134
10,000	China Agritech Inc. * (China)	4,500
		152,634	1.77%

Beverages
1,000	The Coca-Cola Company	78,190	0.91%

Biological Products (No Diagnostic Substances)
40,000	Genetic Technologies Limited * **	146,000
1,000	Onyx Pharmaceuticals, Inc. *	66,450
		212,450	2.48%

Communications Services, NEC
20,000	Calix, Inc. *	164,400	1.92%

Converted Paper & Paperboard Products (No Containers/Boxes)
50,000	Orient Paper, Inc. (China)	129,000	1.51%

Engines & Turbines
500	Cummins Inc.	48,455	0.57%

Industrial Organic Chemicals
208,316	Sino Clean Energy Inc. * (China) +	129,156	1.51%

Miscellaneous Food Preparations & Kindred Products
1,000	Green Mountain Coffee Roasters Inc. *	21,780	0.25%

Motor Vehicles & Passenger Car Bodies
2,000	General Motors Company *	39,440
1,000	Tata Motors Ltd. **	21,960
		61,400	0.72%

Oil & Gas Field Services, NEC
1,000	Schlumberger Limited	64,910	0.76%

Pharmaceutical Preparations
50,000	SIGA Technologies, Inc. *	143,000	1.67%

Radio & TV Broadcasting & Communications Equipment
10,000	Youku Inc. * **	216,800	2.53%

Retail - Catalog & Mail-Order Houses
200	Amazon.com Inc. *	45,670	0.53%

Retail - Department Stores
2,000	J. C. Penney Company, Inc.	46,620	0.54%

Retail - Jewelry Stores
1,000	Tiffany & Co.	52,950	0.62%

Retail - Radio, TV & Consumer Electronics Stores
3,000	Best Buy Co., Inc.	62,880	0.73%

Security Brokers, Dealers & Flotation Companies
3,000	Morgan Stanley	43,770	0.51%

Semiconductors & Related Devices
164,307	Actions Semiconductor Co., Ltd. * **	279,322	3.26%

Services - Advertising
10,000	Angie's List, Inc. *	158,400
522,868	China MediaExpress Holdings, Inc. * (China)	94,116
		252,516	2.94%

Services - Advertising Agencies
2,000	Groupon, Inc. *	21,260	0.25%

Services - Amusement & Recreation Services
115,980	Asia Entertainment & Resources Ltd. * (China)	468,559	5.47%

Services - Computer Processing & Data Preparation
18,505	Renren Inc. * **	83,458	0.97%

Services - Computer Programming, Data Processing, Etc.
1	Facebook Inc. *	31	0.00%

Services - Educational Services
105,400	Corinthian Colleges Inc. *	304,606	3.55%

Services - Prepackaged Software
1,000	Microsoft Corp.	30,590	0.36%

Telephone Communications (No Radiotelephone)
10,000	Sprint Nextel Corp. *	32,600	0.38%

Telephone & Telegraph Apparatus
2,000	CIENA Corp. *	32,740
99,096	Qiao Xing Mobile Communication Co., Ltd. * (China)	10,901
		43,641	0.51%

Water, Sewer, Pipeline, Commercial & Power Line Construction
70,000	The Goldfield Corporation *	159,600	1.87%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
55,600	China Medicine Corporation * (China)	16,680
3,000	Herbalife Ltd. (Caymen Islands)	144,990
		161,670	1.89%

Total for Common Stock (Cost $10,707,173)		3,511,918	40.98%

CONTINGENT VALUE RIGHTS
40,000	Sino Clean Energy Inc. * (China) ++	-	0.00%
Total for Contingent Value Rights (Cost $0)

EXCHANGE TRADED FUNDS
6,000	Direxion Daily Small Cap Bear 3X Shares *	108,492
4,000	iShares Barclays 1-3 Year Treasury Bond Fund	337,480
2,000	iShares Silver Trust *	53,300
7,000	SPDR® Barclays Capital 1-3 Month T-Bill ETF *	320,670
Total for Exchange Traded Funds (Cost $886,296)		819,942	9.56%

Money Market Funds
3,923,174	Fidelity Governmental Fund 57 0.01% ***	3,923,714	45.79%
	(Cost $3,923,174)

	Total Investment Securities	8,255,574	96.33%
	(Cost $15,517,183)

	Other Assets In Excess of Liabilities	314,089	3.67%

	Net Assets	$ 8,569,663	100.00%

* Non-Income Producing Securities
** ADR - American Depositary Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at June 30, 2012.
+ Illiquid Security and Level 3 investment; See Note 3
++ Contingent Value Right, or CVR, issued by Sino Clean Energy Inc. provides owners the right to collect 90% of the proceeds received by the company resulting from a pending lawsuit. There is no market for these rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust; Level 3
Investment.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At June 30, 2012 , the net unrealized de preciation on investments, based on cost for federal income tax purposes of $ 15,517,183 amounted to $ 7,261,610 , which consisted of aggregate gross unrealized appreciation of $ 128,892 and aggregate gross unrealized depreciation of $ 7,390,502 .

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION TRANSACTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable moments in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken on the Fund’s 2012 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. During the three month period ended June 30, 2012, the Fund did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3. SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange traded funds, and contingent value rights). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 3 of the fair value hierarchy.

Money Market Funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, an option position, is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the option position. When a bid price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 or level 3 of the fair value hierarchy. Option positions are generally categorized in level 2 at the time of acquisition.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value procedures, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,382,762	$0	$129,156	$3,511,918
Contingent Value Rights	0	0	0	0
Exchange Traded Funds	819,942	0	0	819,942
Money Market Funds	3,923,714	0	0	3,923,714
Total	$8,126,418	$0	$129,156	$8,255,574

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund’s assets assigned to level 3 input category are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Contingent value rights held by the Fund were valued with consideration that no market exists for the rights and any future payment is not expected. As of June 30, 2012, the contingent value rights were valued at $0. There were no transfers into or out of level 1 or level 2 during the period ended June 30, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The following is a reconciliation of assets for which level 3 inputs were used in determining value during the three month period ended June 30, 2012:

                                               Common Stocks         Contingent Value Rights

   Beginning balance

  $

   0

   $               0

   Total realized gain (loss)

               0

                    0

   Change in unrealized appreciation (depreciation)

               0                                       0

   Cost of purchases

               0                                       0

   Net transfers in/out of level 3

      129,516                                       0

   Ending balance

                $129,156

                            $               0

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2012 includes ($420,563) attributable to Common Stock and $0 attributable to Contingent Value Rights.

4. DERIVATIVES

Transactions in purchased options during the three months ended June 30, 2012 were as follows:

Number of

Premiums

Contracts

    Paid

Options outstanding at March 31, 2012

      7,900             $174,265

Options purchased

    67,429          $2,867,843

Options terminated in closing sales transactions

   (27,516)        ($1,405,531)

Options expired

   (43,813)        ($1,613,877)

Options exercised

     (4,000)            ($22,700)

Options outstanding at June 30, 2012

                                    0                      $0

Transactions in written options during the three months ended June 30, 2012 were as follows:

Number of

Premiums

Contracts

    Paid

Options outstanding at March 31, 2012

             0                    $0

Options written

                      100           $30,919

Options terminated in closing sales transactions

             0                    $0

Options expired

        (100)          ($30,919)

Options exercised

             0

$0

Options outstanding at June 30, 2012

                                     0                     $0

The locations on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                        Asset

   Liability

                                                 Derivatives

Derivatives

Options purchased:                         $0

Written Options at

       $0

Included in investments in

     Fair Value

securities at fair value.

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended June 30, 2012 by the Fund are recorded in the following locations in the Statement of Operations:

                                                             Realized                                                    Unrealized

  Equity Contracts      Location              Gain/(Loss)                  Location

                             Gain/(Loss)

         Options

     Net Realized                                       Change In Unrealized

      Purchased     Loss on Options        ($959,847)      Appreciation/ (Depreciation)        $63,265

                                 Purchased                                         on Options Purchased

        Options

     Net Realized                                       Change In Unrealized

          Written       Gain on Options          $30,919        Appreciation/ (Depreciation)           $0

                                 Purchased                                         on Options Purchased

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/Kailash Birmiwal

      Kailash Birmiwal

      President

Date:             8-28-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Kailash Birmiwal

      Kailash Birmiwal

      President

Date:             8-28-12

By: /s/Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:             8-28-12